Schedule of business acquisition (Details)	12 Months Ended
	Jun. 30, 2026	Feb. 12, 2026
VIS Networks Private Limited [Member]
IfrsStatementLineItems [Line Items]
Business acquired	VIS Networks Private Limited and its subsidiary and branch
Interest acquired	79.70%	79.70%
Date	12 Feb 26
Consideration	Cash and deferred cash
VIS Global PTE Ltd [member]
IfrsStatementLineItems [Line Items]
Business acquired	VIS Global PTE Ltd and its subsidiaries
Interest acquired	79.70%	79.70%
Date	12 Feb 26
Consideration	Cash and deferred cash
Vega Global Technologies Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Business acquired	Vega Global Technologies Pty Ltd and its subsidiaries
Interest acquired	100.00%
Date	12 Feb 26
Consideration	Ordinary shares
Connect Simple Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Business acquired	Connect Simple Pty Ltd
Interest acquired	100.00%
Date	12 Feb 26
Consideration	Ordinary shares